Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of debt covenant ratios	The ratios for the period mentioned, were as follows:
Commitments (continued)

	Fixed Charge Coverage Ratio	Leverage Ratio
March 31, 2020	1.74	4.15
June 30, 2020	1.35	5.37
September 30, 2020	1.15	6.31
December 31, 2020	0.96	7.71

Schedule of provision for contingencies	The breakdown of the provision for contingencies is as follows:
Provision for contingencies (continued)

Description	Balance at beginning of period	Accruals, net	Settlements	Reclassifications and increase of judicial deposits	Translation	Balance at end of period
Year ended December 31, 2020:
Tax contingencies in Brazil (i)	$10,595	$2,040	$—	$435	$(2,408)	$10,662
Labor contingencies in Brazil (ii)	16,839	12,087	(10,499)	—	(3,913)	14,514
Other (iii)	11,404	1,203	(1,421)	—	(1,279)	9,907
Subtotal	38,838	15,330	(11,920)	435	(7,600)	35,083
Judicial deposits (iv)	(12,680)	—	—	1,626	2,919	(8,135)
Provision for contingencies	$26,158	$15,330	$(11,920)	$2,061	$(4,681)	$26,948

Year ended December 31, 2019:
Tax contingencies in Brazil (i)	$9,497	$1,455	$—	$—	$(357)	$10,595
Labor contingencies in Brazil (ii)	21,108	12,916	(16,068)	—	(1,117)	16,839
Other (iii)	11,462	3,070	(1,700)	—	(1,428)	11,404
Subtotal	42,067	17,441	(17,768)	—	(2,902)	38,838
Judicial deposits (iv)	(13,558)	—	—	354	524	(12,680)
Provision for contingencies	$28,509	$17,441	$(17,768)	$354	$(2,378)	$26,158

Year ended December 31, 2018:
Tax contingencies in Brazil (i)	$9,324	$1,805	$—	$—	$(1,632)	$9,497
Labor contingencies in Brazil (ii)	21,061	20,785	(17,718)	—	(3,020)	21,108
Other (iii)	15,646	1,405	(1,984)	—	(3,605)	11,462
Subtotal	46,031	23,995	(19,702)	—	(8,257)	42,067
Judicial deposits (iv)	(18,075)	—	—	1,843	2,674	(13,558)
Provision for contingencies	$27,956	$23,995	$(19,702)	$1,843	$(5,583)	$28,509

(i)In 2020, 2019 and 2018, it includes mainly CIDE.
(ii)It primarily relates to dismissals in the normal course of business.
(iii)It relates to tax and labor contingencies in other countries and civil contingencies in all the countries.
(iv)It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil.